Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Deferred Tax Assets and Liabilities

The Company’s deferred tax assets and liabilities as of December 31, 2018 and 2017 are as follows:

	December 31,
	2018	2017
Deferred tax assets:
NOL carryforward	$49,480,731	$46,326,407
R&E credit carryforward	2,559,479	2,559,479
Share-based compensation	329,796	345,088
Inventory reserve	19,068	45,338
Depreciation	—	71,756
Interest expense	51,152	—
Accruals and other	284,662	247,093
Total deferred tax assets	52,724,888	49,595,161
Valuation allowance	(52,348,036)	(49,251,408)
Deferred tax liabilities:
Intangible assets	(256,011)	(343,753)
Depreciation	(120,841)	—
Net	$—	$—

Expected Income Tax Provision (Benefit) from Applying Federal Statutory Tax Rates to the Pre-Tax Loss and Actual Income Tax Provision (Benefit)

The difference between the Company’s expected income tax provision (benefit) from applying federal statutory tax rates to the pre-tax loss and actual income tax provision (benefit) relates to the effect of the following:

	2018	2017
Federal income tax benefit at statutory rates	21.0%	34.0%
Permanent adjustment	(1.4)%	—
Provision to return adjustment	(0.2)%	—
State income tax benefit, net of Federal benefit	(6.4)%	6.8%
Tax reform impact	—	(134.5)%
Change in valuation allowance	(13.0)%	93.0%
Change in state tax rates and other	—	0.7%
	0.0%	0.0%